Segment information	6 Months Ended
Jun. 30, 2020
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and serves its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses are supported by two other divisions specialized in investment banking capabilities: Global Markets and Investment Banking & Capital Markets. The segment information reflects the Group’s reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis.
> Refer to “Note 4 – Segment information” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information on segment information, revenue sharing and cost allocation and funding.
Net revenues and income/(loss) before taxes
in	2Q20	1Q20	2Q19	6M20	6M19
Net revenues (CHF million)
Swiss Universal Bank	1,504	1,509	1,476	3,013	2,855
International Wealth Management	1,274	1,502	1,369	2,776	2,786
Asia Pacific	1,064	1,025	913	2,089	1,767
Global Markets	1,901	1,630	1,553	3,531	3,025
Investment Banking & Capital Markets	702	183	454	885	810
Corporate Center	(251)	(73)	(184)	(324)	(275)
Net revenues	6,194	5,776	5,581	11,970	10,968
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	687	589	654	1,276	1,204
International Wealth Management	348	537	444	885	967
Asia Pacific	298	252	237	550	420
Global Markets	591	330	357	921	639
Investment Banking & Capital Markets	202	(378)	6	(176)	(87)
Corporate Center	(575)	(129)	(396)	(704)	(779)
Income/(loss) before taxes	1,551	1,201	1,302	2,752	2,364
Total assets
end of	2Q20	1Q20	4Q19
Total assets (CHF million)
Swiss Universal Bank	239,966	237,733	232,729
International Wealth Management	97,067	93,262	93,059
Asia Pacific	101,719	102,109	107,660
Global Markets	213,114	241,242	214,019
Investment Banking & Capital Markets	26,728	24,466	17,819
Corporate Center	149,886	133,354	122,009
Total assets	828,480	832,166	787,295

Bank
Segment information
4 Segment information
> Refer to “Note 4 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 for further information.
For the purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank.
Net revenues and income/(loss) before taxes
in	6M20	6M19
Net revenues (CHF million)
Swiss Universal Bank	3,013	2,855
International Wealth Management	2,776	2,786
Asia Pacific	2,089	1,767
Global Markets	3,531	3,025
Investment Banking & Capital Markets	885	810
Adjustments	(279)	(132)
Net revenues	12,015	11,111
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	1,276	1,204
International Wealth Management	885	967
Asia Pacific	550	420
Global Markets	921	639
Investment Banking & Capital Markets	(176)	(87)
Adjustments [1]	(874)	(882)
Income/(loss) before taxes	2,582	2,261
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	6M20	2019
Total assets (CHF million)
Swiss Universal Bank	239,966	232,729
International Wealth Management	97,067	93,059
Asia Pacific	101,719	107,660
Global Markets	213,114	214,019
Investment Banking & Capital Markets	26,728	17,819
Adjustments [1]	152,895	125,173
Total assets	831,489	790,459
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.